Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net income (loss)	$ 19,052	$ 6,682	$ 43,177	$ (11,877)
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax		6,890		9,189
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(30,749)		(52,238)
To interest expense:
Other comprehensive (loss) income	(31,103)	6,362	(53,343)	8,820
Comprehensive (loss) income	(12,051)	13,044	(10,166)	(3,057)
Non-controlling interest in comprehensive income (loss)	1,242	4,408	2,900	(6,190)
Preferred unitholders' interest in comprehensive income	6,425	6,426	12,850	12,851
General and limited partners' interest in comprehensive (loss) income	(19,718)	2,210	(25,916)	(9,718)
Equity income
To equity income:
Realized gain on qualifying cash flow hedging instruments		(526)		(617)
To interest expense:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(197)		(697)
Interest expense
Other comprehensive (loss) income before reclassifications
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(4,570)		(7,402)
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 11)		$ (2)		$ 248
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 157		$ 408